Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost of revenues [Abstract]
Payroll and related benefits (including share-based compensation)	$ 796	$ 655
Raw materials subcontractors and auxiliary materials	828	461
Shipping	50	39
Royalties to the IIA	123	116
Others	146	153
Total	$ 1,943	$ 1,424